STOCKBASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk-free rate		1.74%	0.56%
Stock Price at Valuation	$ 0.01	$ 0.01	$ 0.01
Exercise Price		$ 0.01	$ 0.01
Volatility		370.90%	319.60%
Expected life	5 years	5 years	5 years
Minimum [Member]
Risk-free rate	3.60%
Exercise Price	$ 0.01
Volatility	382.60%
Maximum [Member]
Risk-free rate	4.40%
Exercise Price	$ 0.001
Volatility	385.80%